Common Stock - Schedule of Reserved Authorized Shares of Common Stock for Potential Conversion (Detail) - shares shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	28,150	27,043
Restricted stock awards
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	192	322
Restricted Stock Units
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	1,064
Stock options
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	2,472	2,299
Series A preferred stock
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	6,009	6,009
Series B Preferred Stock
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	10,554	10,554
Series B Preferred Stock | Warrant
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	210	210
Series C Preferred Stock
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	3,866	3,866
Series C Preferred Stock | Warrant
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	35	35
Series D Preferred Stock
Class of Stock [Line Items]
Number of shares of common stock reserved for future issuance	3,748	3,748